Leases (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Depreciation of right-of-use assets	$ (409,935)	$ (362,015)	$ (320,443)
Interest expense on lease liabilities and aircraft and engine lease return obligation (Note 23)	(250,530)	(191,967)	(174,769)
Aircraft and engine variable lease expenses	(135,155)	(103,845)	(124,532)
Short-term leases and leases of low-value assets	(4,865)	(7,925)	(6,680)
Total amount recognized in profit or loss	$ (800,485)	$ (665,752)	$ (626,424)